Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense

Composition of income tax expense from continuing operations

	For the years ended December 31,
	2022	2023	2024
Current	58,664	216,120	-
Deferred	(10,273)	2,903,456	-
Total income tax expenses	48,391	3,119,576	-

Schedule of Reconciliation of Effective Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2022	2023	2024
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Effect of preferential tax rates	6.0%	0.3%	2.7%
Effect of non-taxable loss (1)	47.7%	5.6%	(1.2%)
Effect of favorable tax rates on small-scale and low-profit entities	(5.3%)	(0.9%)	-
Change of valuation allowance	(22.8%)	23.0%	23.5%
Effective tax rate	50.5%	53.1%	50.0%

(1)	Non-taxable loss was primarily due to goodwill impairment loss of Beijing P.X.

Schedule of Significant Components of the Deferred Tax Assets

The significant components of the deferred tax assets are summarized below:

	As of December 31,
	2023	2024
Deferred tax assets:
Net operating loss carry-forwards	7,872,413	14,071,879
Allowance of credit losses	16,284,573	15,890,837
Less: valuation allowance	(24,156,986)	(29,962,716)
Net deferred tax assets	-	-

Schedule of the Movement of Valuation Allowance

The movement of valuation allowance is as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	1,436,620	24,156,986
Disposal of a subsidiary	(389,311)	-
Additions	23,533,326	6,240,696
Decrease	(423,649)	(434,966)
Balance at end of the year	24,156,986	29,962,716

Schedule of Net Operating Loss Carryforwards

As of December 31, 2024, the net operating loss carryforwards from the Group’s subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC will expire, if unused, as follows:

Net operating loss carryforwards
2025	2,348,849
2026	2,697,552
2027	1,009,456
2028	16,586,588
2029	24,783,793
Total	47,426,238